Unaudited Consolidated Balance Sheets (Parenthetical) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Equipment depreciation	$ 57,924	$ 51,485
Patent amortization	58,918	58,918
Patent impairment	$ 556,120	$ 556,120
Series B preferred stock, par value	$ 0.10	$ 0.10
Series B preferred stock, shares authorized	1,000,000	1,000,000
Series B preferred stock, shares issued	1,000,000	1,000,000
Series B preferred stock, shares outstanding	1,000,000	1,000,000
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	3,000,000,000	3,000,000,000
Common stock, shares issued	486,093,265	346,419,296
Common stock, shares outstanding	486,093,265	346,419,296